Net Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Net Loss Per Common Share	The following table sets forth the computation of net loss per common share:

	Year Ended December 31,
(in thousands, except share and per share data)	2023	2022
Net income (loss) per common share
Numerator:
Net income (loss) attributable to biote Corp. stockholders (basic and diluted)	$3,316	$(969)
Denominator:
Weighted average shares outstanding—basic	25,709,343	8,059,371
Effect of dilutive securities	—	—

Weighted average shares outstanding—diluted	25,709,343	8,059,371
Net income (loss) per common share
Basic	$0.13	$(0.12)
Diluted	$0.13	$(0.12)

Schedule of Computation of Diluted Weighted Average Shares Outstanding
The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted weighted average shares outstanding for the periods indicated because including them would have had an antidilutive effect:

	Year Ended December 31,
	2023	2022
RSUs	414,566	1,622,840
Stock Options	8,141,716	5,042,628
Class V Voting Stock	28,819,066	48,565,824
Public Warrants	—	7,937,466
Private Placement Warrants	—	5,566,666
Earnout Voting Shares	10,000,000	10,000,000
Sponsor Earnout Shares	1,587,500	1,587,500

	48,962,848	80,322,924